Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net
Schedule of property and equipment

	Thousands of Yen
	2024	2023
Leasehold improvements	¥563,625	¥560,639
Vehicles	22,313	25,586
Tools, furniture and fixtures	210,083	161,666
Total	796,021	747,891
Accumulated depreciation and amortization	(360,362)	(296,393)
	¥435,659	¥451,498